Material accounting policies - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024 [1]	Dec. 31, 2024
Notes and other explanatory information [abstract]
Income tax paid	€ 5,445	€ 2,012	€ 13,100
(Increase)/decrease in other assets	(277)	766	2,800
Increase/(decrease) in deferred revenue, accounts payables and other liabilities	€ (15,534)	€ (48,493)	€ 10,300

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid